Summary Of Significant Accounting Policies (Tables)	9 Months Ended
Aug. 31, 2019
Disclosure Summary Of Significant Accounting Policies Tables Abstract
Schedule of Property and Equipment	The estimated useful lives of depreciable assets are:
Estimated
Useful Lives
Office Equipment	5-10 years
Copier	5-7 years
Vehicles	5-10 years